INCOME TAX (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Profit (Loss) before taxes on income		$ 38,532	$ (18,984)	$ 42,425
Tax calculated according to the Company’s primary tax rate		8,862	(4,366)	9,758
Additional tax (tax saving) in respect of:
Non-deductible expenses net of tax exempt income	[1]	575	3,329	11,642
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes		(2,337)	0	(654)
Effect of reduced tax rate on preferred loss (income)		1,394	4,963	(4,625)
Utilization of tax losses from prior years for which deferred taxes were not recognized		0	(90)	(2,539)
Effect on deferred taxes at a rate different from the primary tax rate		(4,745)	892	2,697
Recognition of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past		(4,224)	(4,852)	(1,104)
Recognition in temporary differences for which deferred taxes are not recognized		(1,411)	656	35
Taxes in respect of previous years		2,282	0	0
Foreign tax rate differential		2,699	1,971	4,478
Tax expenses (benefit)		$ 3,095	$ 2,503	$ 19,688
Effective income tax rate		8.00%	(13.00%)	46.00%
Israel
Disclosure Of Income Tax [Line Items]
Primary tax rate of the Company		23.00%	23.00%	23.00%
Additional tax (tax saving) in respect of:
Tax expenses (benefit)		$ 4,935	$ (5,352)	$ 5,766

[1]	including non- deductible share-based compensation expenses.